AB CAP FUND, INC.

-AB Concentrated Growth Fund

-AB Concentrated International Growth Portfolio

(each, a “Fund”, and together, the “Funds”)

Supplement dated May 11, 2020 to the Prospectus dated October 31, 2019, as revised November 20, 2019, as supplemented, for AB Concentrated Growth Fund and AB Concentrated International Growth Portfolio (the “Prospectus”).

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The Funds’ Board of Directors has approved an amendment to the investment advisory agreement for each Fund that reduces the Fund’s management fee, effective May 7, 2020. Effective immediately, the following replaces the “Annual Fund Operating Expenses” table (and related footnotes) and the “Examples” section under the heading “Fees and Expenses of the Fund” in the “Summary Information” section for the applicable Fund.

AB Concentrated Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Advisor Class		Class R		Class K	Class I	Class Z
Management Fees(c)	.65%		.65%		.65%		.65%		.65%	.65%	.65%

Distribution and/or Service (12b-1) Fees	.25%		1.00%		None		.50%		.25%	None	None

Other Expenses:
Transfer Agent	.05%		.05%		.05%		.06%		.05%	.02%	.02%
Other Expenses	.09%		.09%		.09%		.08%		.10%	.10%	.10%

Total Other Expenses	.14%		.14%		.14%		.14%		.15%	.12%	.12%

Acquired Fund Fees and Expenses(d)	.00%		.00%		.00%		.00%		.00%	.00%	.00%

Total Annual Fund Operating Expenses	1.04%		1.79%		.79%		1.29%		1.05%	.77%	.77%

Fee Waiver and/or Expense Reimbursement(e)	(.00	)%(d)	(.00	)%(d)	(.00	)%(d)	(.00	)%(d)	(.01)%	(.01)%	(.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%		1.79%		.79%		1.29%		1.04%	.76%	.76%

(c)	Management fees have been restated to reflect a contractual reduction in management fees effective May 7, 2020.
(d)	Amount is less than .005%.
(e)	In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

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Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$527	$282	*	$81	$131	$106	$78	$78

After 3 Years	$742	$563		$252	$409	$333	$245	$245

After 5 Years	$975	$970		$439	$708	$578	$427	$427

After 10 Years	$1,642	$2,105		$978	$1,556	$1,282	$953	$953

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

AB Concentrated International Growth Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees(c)	.75%	.75%	.75%

Distribution and/or Service (12b-1) Fees	.25%	1.00%	None

Other Expenses:
Transfer Agent	.04%	.05%	.04%
Other Expenses	.43%	.43%	.43%

Total Other Expenses	.47%	.48%	.47%

Acquired Fund Fees and Expenses	.01%	.01%	.01%

Total Annual Fund Operating Expenses	1.48%	2.24%	1.23%

Fee Waiver and/or Expense Reimbursement(d)	(.33)%	(.34)%	(.33)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.90%	.90%

(c)	Management fees have been restated to reflect a contractual reduction in management fees effective May 7, 2020.
(d)	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until October 31, 2021 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.15%, 1.90% and .90% of average daily net assets, respectively, for Class A, Class C and Advisor Class shares (“expense limitations”). The expense limitations will remain in effect until October 31, 2021 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. Any fees waived and expenses borne by the Adviser through February 13, 2018 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s covered operating expenses to exceed the applicable expense limitations. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

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Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class
After 1 Year	$537	$293	*	$92

After 3 Years	$842	$668		$358

After 5 Years	$1,169	$1,169		$644

After 10 Years	$2,091	$2,548		$1,460

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

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The following information replaces the table for the applicable Fund in Appendix A of the Funds’ Prospectus under the heading “Hypothetical Investment and Expense Information.”

AB Concentrated Growth Fund

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$529.56	$9,949.19
2	9,949.19	497.46	10,446.65	108.65	10,338.00
3	10,338.00	516.90	10,854.90	112.89	10,742.01
4	10,742.01	537.10	11,279.11	117.30	11,161.81
5	11,161.81	558.09	11,719.90	121.89	11,598.01
6	11,598.01	579.90	12,177.91	126.65	12,051.26
7	12,051.26	602.56	12,653.82	131.60	12,522.22
8	12,522.22	626.11	13,148.33	136.74	13,011.59
9	13,011.59	650.58	13,662.17	142.09	13,520.08
10	13,520.08	676.00	14,196.08	147.64	14,048.44
Cumulative		$5,723.45		$1,675.01

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AB Concentrated International Growth Portfolio

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$478.75	$10,053.75	$540.62	$9,938.13
2	9,938.13	496.91	10,435.04	154.44	10,280.60
3	10,280.60	514.03	10,794.63	159.76	10,634.87
4	10,634.87	531.74	11,166.61	165.27	11,001.34
5	11,001.34	550.07	11,551.41	170.96	11,380.45
6	11,380.45	569.02	11,949.47	176.85	11,772.62
7	11,772.62	588.63	12,361.25	182.95	12,178.30
8	12,178.30	608.92	12,787.22	189.25	12,597.97
9	12,597.97	629.90	13,227.87	195.77	13,032.10
10	13,032.10	651.61	13,683.71	202.52	13,481.19
Cumulative		$5,619.58		$2,138.39

*       Expenses are net of any fee waiver or expense waiver in the first year. Thereafter, the expense ratio reflects the Fund’s operating expenses as reflected under “Fees and Expenses of the Fund” before waiver in the Summary Information at the beginning of this Prospectus.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectus for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

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